Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Note 17 – Earnings Per Share

The following tables provide a reconciliation of the numerators used in calculating earnings/(loss) per share attributable to common shareholders:

(Dollars in thousands)	2012	2011	2010
Income/(loss) from continuing operations	$(16,443)	$134,012	$72,935
Income/(loss) from discontinued operations, net of tax	148	8,618	(11,332)
Net income/(loss)	(16,295)	142,630	61,603
Net income attributable to noncontrolling interest	11,464	11,434	11,402
Net income/(loss) attributable to controlling interest	$(27,759)	$131,196	$50,201
Preferred stock dividends	-	-	107,970
Net income/(loss) available to common shareholders	$(27,759)	$131,196	$(57,769)

Income/(loss) from continuing operations	$(16,443)	$134,012	$72,935
Net income attributable to noncontrolling interest	11,464	11,434	11,402
Preferred stock dividends	-	-	107,970
Net income/(loss) from continuing operations available to common shareholders	$(27,907)	$122,578	$(46,437)

The component of Income/(loss) from continuing operations attributable to FHN as the controlling interest holder was $(27.9) million, $122.6 million, and $(46.4) million during the year ended December 31, 2012, 2011, and 2010, respectively.

The following table provides a reconciliation of weighted average common shares to diluted average common shares:

(Shares in thousands)	2012	2011	2010
Weighted average common shares outstanding - basic	248,349	260,574	235,699
Effect of dilutive securities	-	2,287	-
Weighted average common shares outstanding - diluted	248,349	262,861	235,699

The following tables provide a reconciliation of earnings/(loss) per common and diluted share:

Earnings/(loss) per common share:	2012	2011	2010
Income/(loss) per share from continuing operations available to common shareholders	$(0.11)	$0.47	$(0.20)
Income/(loss) per share from discontinued operations, net of tax	-	0.03	(0.05)
Net income/(loss) per share available to common shareholders	$(0.11)	$0.50	$(0.25)
Diluted earnings/(loss) per common share:
Diluted income/(loss) per share from continuing operations available to common shareholders	$(0.11)	$0.47	$(0.20)
Diluted income/(loss) per share from discontinued operations, net of tax	-	0.03	(0.05)
Diluted income/(loss) per share available to common shareholders	$(0.11)	$0.50	$(0.25)

Due to the net loss attributable to common shareholders for the twelve months ended December 31, 2012 and 2010, no potentially dilutive shares were included in the loss per share calculations as including such shares would have been antidilutive. For the twelve months ended December 31, 2011, the dilutive effect for all potential common shares was 2.3 million. Stock options of 10.0 million, 10.6 million, and 12.3 million with weighted average exercise prices of $22.07, $24.91 and $27.04 per share for the twelve months ended December 31, 2012, 2011 and 2010, respectively, were excluded from diluted shares because including such shares would be antidilutive. Other equity awards of 3.5 million, .6 million, and 3.3 million for the twelve months ended December 31, 2012, 2011, and 2010, respectively, were excluded from diluted shares because including such shares would have been antidilutive. Additionally 14.8 million potential common shares related to the capital purchase program ("CPP") common stock warrant were excluded from the computation of diluted loss per common share for the period ended December 31, 2010, because such shares would have been antidilutive. The CPP common stock warrant, which was repurchased in 2011, resulted in .7 million dilutive shares for the twelve-month period ended December 31, 2011.